Amounts Changed to Expense Related to Continue Plans (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	12 Months Ended
	Jul. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Multinational plan expense		$ 81
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Multinational plan expense	$ 67		$ 260